Summary Prospectus

Alpine Dynamic Dividend Fund
Trading Symbol Institutional Class: ADVDX
Trading Symbol Class A: ADAVX
February 28, 2012

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at http://www.alpinefunds.com/literature. You may also obtain this information at no cost by calling 1-888-785-5578 or by sending an e-mail request to questions@alpinefunds.com. The Fund’s prospectus and statement of additional information, both dated February 28, 2012, as may be amended or further supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated December 30, 2011, are incorporated by reference into this Summary Prospectus.

Investment Objective

The Alpine Dynamic Dividend Fund (the “Dividend Fund”) seeks high current dividend income that qualifies for the reduced U.S. federal income tax rates created by the “Jobs and Growth Tax Relief Reconciliation Act of 2003,” while also focusing on total return for long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None
Maximum Deferred Sales Charge (Load)	Generally none	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.18%(1)	0.18%
Interest Expense	0.03%	0.03%
Total Annual Fund Operating Expenses	1.46%	1.21%

(1)	“Other Expenses” for Class A Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$785	$986	$1,303	$2,199
Institutional Class	$223	$384	$665	$1,465

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2011, the Fund’s portfolio turnover rate was 358% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Dividend Fund invests at least 80% of its net assets in the equity securities of certain domestic and foreign corporations that pay dividend income, that it believes are undervalued relative to the market and to the securities’ historic valuations. This includes companies that have announced a special dividend or that they will pay dividends within six months. The equity securities in which the Dividend Fund invests include primarily common stocks. The Dividend Fund may, from time to time, also invest in preferred stocks, real estate investment trusts (“REITs”), options and securities convertible into or exchangeable for common stocks, such as convertible debt.

The Dividend Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges, provided that no more than 25% are invested in emerging markets. The Fund may borrow up to 10% of the value of its total assets for investment purposes.

Under normal circumstances, a majority of the Dividend Fund’s investments in equity securities will include those securities that pay qualified dividend income, which is defined in the Internal Revenue Code of 1986, as amended, as dividends received during the taxable year from domestic and qualified foreign corporations. A qualified foreign corporation is defined as any corporation that is incorporated in a possession of the United States or is eligible for the benefits of a comprehensive income tax treaty with the United States.

In managing the assets of the Dividend Fund, the Adviser generally pursues a value-oriented approach. The Adviser seeks to identify investment opportunities in equity securities of dividend paying companies, including companies that it believes are undervalued relative to the market and to the securities’ historic valuations. Factors that the Adviser considers include fundamental factors such as earnings growth, cash flow, and historical payment of dividends. The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

In the event that the Adviser determines that a particular company’s dividends qualify for favorable U.S. federal tax treatment, the Adviser will invest in the equity securities of the company prior to the ex-dividend date (i.e., the date when shareholders no longer are eligible for dividends) and will hold the security for at least 61 days during a 121-day period which begins on the date that is 60 days before the ex-dividend date to enable Fund shareholders to take advantage of the reduced U.S. federal tax rates. During this period, the Dividend Fund will not hedge its risk of loss with respect to these securities.

Principal Investment Risks

An investment in the Dividend Fund, like any investment, is subject to certain risks. The value of the Dividend Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Dividend Fund’s shares to increase or decrease. You could lose money by investing in the Dividend Fund. By itself, the Dividend Fund does not constitute a balanced investment program.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

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Dividend Strategy Risk — The Fund’s strategy of investing in dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperforms the market. Companies that issue dividend paying-stocks are not required to continue to pay dividends on such stocks. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future or the anticipated acceleration of dividends could not occur.

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Emerging Market Securities Risk — The risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or operating in emerging market countries. These risks include lack of liquidity and greater price volatility, greater risks of expropriation, less developed legal systems and less reliable custodial services and settlement practices.

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Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

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Foreign Currency Transactions Risk — Foreign securities are often denominated in foreign currencies. As a result, the value of the Fund's shares is affected by changes in exchange rates.  A Fund may enter into foreign currency transactions to try to manage this risk. A Fund’s ability to use foreign currency transactions successfully depends on a number of factors, including the foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the portfolio managers to accurately predict the direction of changes in currency exchange rates.

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Foreign Securities Risk — Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Currency fluctuations could erase investment gains or add to investment losses. Additionally, foreign securities also involve possible imposition of withholding or confiscatory taxes and adverse political or economic developments. These risks may be greater in emerging markets.

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Growth Stock Risk — Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks.

•	Leverage Risk — The Fund may use leverage to purchase securities. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

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Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

•	Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

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Micro Capitalization Company Risk — Investments in micro-cap companies are associated with similar risks as investments in small and medium capitalization companies, but these risks may be even greater with respect to investments in micro-cap companies.

•	Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

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Qualified Dividend Tax Risk — Favorable U.S. federal tax treatment of Fund distributions may be adversely affected, changed or repealed by future changes in tax laws. Under current law, favorable U.S. federal tax treatment of Fund distributions as qualified dividend income will expire as of December 31, 2012 unless new legislations extending that deadline is enacted.

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Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

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Swaps Risk — Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund also may enter into swaptions, which are options to enter into a swap agreement. Since these transactions generally do not involve the delivery of securities or other underlying assets or principal, the risk of loss with respect to swap agreements and swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap agreement or swaption, in which case a Fund may not receive the net amount of payments that such Fund contractually is entitled to receive.

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Undervalued Stock Risk — Undervalued stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time. Although the Fund will not concentrate its investments in any one industry or industry groups, it may weigh its investments towards certain industries, thus increasing its exposure to factors adversely affecting issues within these industries.

Performance

The bar chart below shows how the Dividend Fund has performed and provides some indication of the risks of investing in the Dividend Fund by showing how its performance has varied from year to year. The table below it compares the performance of the Dividend Fund over time to the Dividend Fund’s benchmark index. The bar chart shows changes in the yearly performance of the Fund for full calendar years. The Class A Shares of the Fund were not issued prior to December 30, 2011, and therefore no performance information is available. The historical performance of the Institutional Class (formerly known as the Investor Class) is used to calculate the performance for Class A Shares. Both Institutional Class and Class A Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The chart and table assume reinvestment of dividends and distributions. To the extent that the Fund’s historical performance resulted from gains derived from participation in initial public offerings (“IPOs”) and/or secondary offerings, there is no guarantee that these results can be replicated in future periods or that the Fund will be able to participate to the same degree in IPO and secondary offerings in the future. To the extent that the Fund engaged in leverage, this may have impacted performance. Past performance (before and after taxes) does not indicate how the Dividend Fund will perform in the future. Updated performance is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

Alpine Dynamic Dividend Fund
Calendar Year Total Returns as of 12/31 of Each Year
Institutional Class

Best and Worst Quarter Results During the periods shown in the Chart for the Fund:
Best Quarter		Worst Quarter
15.26%	12/31/10	(24.62)%	9/30/11

Average Annual Total Returns
(For the periods ending December 31, 2011)
Alpine Dynamic Dividend Fund – Institutional Class	1 Year	5 Years	Since Inception 9/22/03
Return Before Taxes	(15.65)%	(8.44)%	2.50%
Return After Taxes on Distributions	(17.77)%	(11.36)%	(0.25)%
Return After Taxes on Distributions and Sale of Fund Shares	(8.57)%	(7.27)%	2.02%

S&P 500 Index	2.11%	(0.25)%	4.46%
(reflects no deduction for fees, expenses or taxes)

Lipper Global Multi-Cap Core Funds Average	(6.67)%	(2.16)%	4.52%(1)
(reflects no deduction for fees, expenses or taxes)

(1)	The Lipper Global Multi-Cap Core Funds Average reflects a return from September 25, 2003 through December 31, 2011.

Performance data quoted represents past performance and is not predictive of future results. Investment return and principal value of the Fund fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than performance quoted and may be obtained by calling 1-888-785-5578.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Management

Investment Adviser

Alpine Woods Capital Investors, LLC serves as the Fund’s investment adviser.

Portfolio Managers

Ms. Jill K Evans and Mr. Kevin Shacknofsky are the co-portfolio managers primarily responsible for the investment decisions of the Fund and have managed the Fund since 2003 and 2006, respectively.

Purchase and Sale of Fund Shares

Class A

You may purchase or redeem Fund shares on any day the NYSE is open by contacting your financial intermediary. The minimum initial amount of investment in the Fund is $2,500. There is no minimum for subsequent investments.

Institutional Class

You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Alpine Funds, c/o Boston Financial Data Services, Inc., PO Box 8061, Boston, MA 02266), by wire transfer, by telephone at 1-888-785-5578, or through a financial intermediary. The minimum initial amount of investment in the Fund is $1,000,000. There is no minimum for subsequent investments if payment is mailed by check, otherwise the minimum is $100.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your adviser or visit your financial intermediary’s website for more information.